AST BLACKROCK 60/40 TARGET ALLOCATION ETF PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
	Shares	Value
Long-Term Investments — 95.3%
Exchange-Traded Funds**
iShares 20+ Year Treasury Bond ETF(a)	18,485	$3,049,470
iShares Core MSCI EAFE ETF(a)	192,459	9,601,780
iShares Core MSCI Emerging Markets ETF(a)	50,752	2,053,933
iShares Core S&P 500 ETF(a)	96,673	24,980,303
iShares Edge MSCI Min Vol USA ETF(a)	56,749	3,065,014
iShares Edge MSCI USA Quality Factor ETF	77,136	6,251,101
iShares Edge MSCI USA Size Factor ETF(a)	43,678	3,117,736
iShares Global Tech ETF	17,354	3,164,675
iShares Intermediate-Term Corporate Bond ETF	130,736	7,180,021
iShares MBS ETF	46,695	5,156,996
iShares Short Maturity Bond ETF	102,486	4,969,546
iShares Trust iShares ESG MSCI USA ETF	110,250	6,338,273
iShares U.S. Treasury Bond ETF	575,213	16,111,716
iShares, Inc. iShares ESG MSCI EM ETF(a)	150,586	4,123,045

Total Long-Term Investments (cost $105,950,520)		99,163,609
Short-Term Investments — 29.9%
Affiliated Mutual Funds — 25.9%
PGIM Core Ultra Short Bond Fund(w)	3,866,229	3,866,229
PGIM Institutional Money Market Fund (cost $23,066,083; includes $23,052,508 of cash collateral for securities on loan)(b)(w)	23,112,994	23,076,013

Total Affiliated Mutual Funds (cost $26,932,312)		26,942,242
	Shares	Value

Exchange-Traded Fund** — 4.0%
iShares 0-5 Year High Yield Corporate Bond ETF	102,000	$4,168,740
(cost $4,499,765)

Total Short-Term Investments (cost $31,432,077)		31,110,982

TOTAL INVESTMENTS—125.2% (cost $137,382,597)		130,274,591

Liabilities in excess of other assets — (25.2)%		(26,220,288)

Net Assets — 100.0%		$104,054,303

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
EAFE	Europe, Australasia, Far East
EM	Emerging Markets
ESG	Environmental Social and Governance
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
S&P	Standard & Poor’s

**	Investments are affiliated with the Subadvisor.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $22,321,375; cash collateral of $23,052,508 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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